Subordinated loans (Tables)	6 Months Ended
Jun. 30, 2022
Subordinated loans [abstract]
Schedule of changes in subordinated loans
Changes in subordinated loans

In EUR million
30

June
2022
31

December

2021
Opening balance

16,715 15,805
New issuances 3,163
Repayments -990 -2,449
Exchange rate differences 708 609
Other changes -960 -413
Closing balance 15,473 16,715